ProShare Advisors LLC

7501 Wisconsin Avenue

Suite 1000

Bethesda, MD 20814-6527

Phone: 240.497.6400

Fax: 240.497.6530

www.proshares.com

January 6, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)
(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the prospectus dated October 1, 2015, as amended December 15, 2015, for ProShares Morningstar Alternatives Solution ETF, ProShares Large Cap Core Plus, ProShares S&P 500 Dividend Aristocrats ETF and ProShares Russell 2000 Dividend Growers ETF, as filed under Rule 497 on December 15, 2015 (SEC Accession No. 0001193125-15-403666).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6579.

Sincerely,

/s/ Richard F. Morris

Richard F. Morris

Chief Legal Officer

and Secretary